Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets, Net [Abstract]
Amortization expenses	$ 168	$ 107	$ 20